income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 301	$ 255
Adjustments recognized in the current period for income taxes of prior periods	(34)	(44)
Pillar Two global minimum tax	2
(Non-taxable) non-deductible amounts, net	(23)	(19)
Withholding and other taxes	35	24
Losses not recognized	4	12
Foreign tax differential	(1)	(13)
Other	6	7
Income taxes	$ 290	$ 222
Reconciliation of effective tax rate (as a percent)
Income taxes computed at applicable statutory rates (as a percent)	24.50%	23.50%
Adjustments recognized in the current period for income taxes of prior periods (as a percent)	(2.80%)	(4.00%)
Pillar Two global minimum tax (as a percent)	0.20%
(Non-taxable) non-deductible amounts, net (as a percent)	(2.00%)	(1.70%)
Withholding and other taxes (as percent)	2.90%	2.10%
Losses not recognized (as percent)	0.40%	1.10%
Foreign tax differential (as percent)	(0.10%)	(1.30%)
Other (as a percent)	0.50%	0.60%
Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	23.60%	20.30%